Annual Fund Operating Expenses	Jul. 31, 2025
ARK Innovation ETF | ARK Innovation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
ARK Next Generation Internet ETF | ARK Next Generation Internet ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Acquired Fund Fees and Expenses	0.01%	[3],[4]
Expenses (as a percentage of Assets)	0.76%	[4]
ARK Blockchain & Fintech Innovation ETF | ARK Blockchain & Fintech Innovation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5],[6]
Expenses (as a percentage of Assets)	0.75%	[6]
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.75%
ARK Space & Defense Innovation ETF | ARK Space Exploration & Innovation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.75%
The 3D Printing ETF | The 3D Printing ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[11]
Expenses (as a percentage of Assets)	0.66%
ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.49%

[1]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses (except as described below), costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[3]	The Adviser has agreed to waive a portion of the “Management Fee” payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to any affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Adviser may not terminate the arrangement without the approval of the Board of Trustees. The ARKW Subsidiary will not pay any management fee to the Adviser, and for as long as the ARKW Subsidiary Investment Advisory Agreement (as defined below) remains in effect, the Adviser has agreed to waive irrevocably all or any portion of the Management Fee that would otherwise be paid by the Fund to the Adviser in any period in an amount equal to any net fees actually received by the Adviser attributable to the amount of any affiliated fund(s) owned by the ARKW Subsidiary.
[4]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs (as defined below) and money market funds.
[5]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “ Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses (except as described below), costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[6]	The Adviser has agreed to waive a portion of the “Management Fee” payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to any affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Adviser may not terminate the arrangement without the approval of the Board of Trustees. The ARKF Subsidiary will not pay any management fee to the Adviser, and for as long as the ARKF Subsidiary Investment Advisory Agreement (as defined below) remains in effect, the Adviser has agreed to waive irrevocably all or any portion of the Management Fee that would otherwise be paid by the Fund to the Adviser in any period in an amount equal to any net fees actually received by the Adviser attributable to the amount of any affiliated fund(s) owned by the ARKF Subsidiary.
[7]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[8]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses (except as described below), taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).
[9]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs (as defined below) and money market funds.
[10]	The Adviser has agreed to waive a portion of the “Management Fee” payable by the Fund in an amount equal to the investment advisory fee portion of the management fee it earns as an investment adviser to any affiliated fund(s) in which the Fund invests. The fee waiver arrangement will continue for at least one year from the date of this Prospectus and prior to such date the Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[11]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).